CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Cash and Due from Banks	$ 28,380,368	$ 16,613,187
Federal Funds Sold	54,991,474	32,536,482
Securities Purchased Under Agreements to Resell	0	5,000,000
Cash and Cash Equivalents	83,371,842	54,149,669
Interest-Bearing Deposits	28,957,310	50,726,734
Investment Securities
Available for Sale, at Fair Value	303,890,847	303,837,606
Held to Maturity, at Cost (Fair Value of $45,635 and $52,941 as of December 31, 2011 and 2010, Respectively)	46,111	48,412
Investment Securities	303,936,958	303,886,018
Federal Home Loan Bank Stock, at Cost	5,398,200	6,063,500
Loans	716,321,321	813,250,673
Allowance for Loan Losses	(15,649,594)	(28,280,077)
Unearned Interest and Fees	(57,646)	(61,311)
Loans, net	700,614,081	784,909,285
Premises and Equipment	25,750,235	27,147,725
Other Real Estate (Net of Allowance of $1,411,061 and $1,293,174 in 2011 and 2010, Respectively)	20,445,085	20,207,806
Other Intangible Assets	259,258	295,007
Other Assets	26,643,467	28,272,629
Total Assets	1,195,376,436	1,275,658,373
Deposits
Noninterest-Bearing	94,268,911	102,959,423
Interest-Bearing	905,716,361	956,164,581
Deposits	999,985,272	1,059,124,004
Borrowed Money
Securities Sold Under Agreements to Repurchase	0	20,000,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	71,000,000	75,076,010
Borrowed Money	95,229,000	119,305,010
Other Liabilities	3,549,354	4,270,776
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,662,476	27,505,910
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 and 8,442,958 Shares as of December 31, 2011 and 2010, Respectively	8,439,258	8,442,958
Paid-In Capital	29,145,094	29,171,087
Retained Earnings	29,456,240	28,479,211
Restricted Stock - Unearned Compensation	0	(40,794)
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,909,742	(599,789)
Stockholders' Equity	96,612,810	92,958,583
Total Liabilities and Stockholders' Equity	$ 1,195,376,436	$ 1,275,658,373